Disclosure of liquidity risk (Details)	Aug. 31, 2018 CAD ($)
Statement [Line Items]
Accounts payable and accrued liabilities	$ 796,152
Operating lease obligations	2,195,062
Financial liabilities	2,991,214
Over 5 Years [Member]
Statement [Line Items]
Accounts payable and accrued liabilities	0
Operating lease obligations	484,047
Financial liabilities	484,047
Within 1 Year [Member]
Statement [Line Items]
Accounts payable and accrued liabilities	796,152
Operating lease obligations	318,395
Financial liabilities	1,114,547
1-3 Years [Member]
Statement [Line Items]
Accounts payable and accrued liabilities	0
Operating lease obligations	681,430
Financial liabilities	681,430
4-5 Years [Member]
Statement [Line Items]
Accounts payable and accrued liabilities	0
Operating lease obligations	711,190
Financial liabilities	$ 711,190